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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):   [_] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FSI Group, LLC
Address: 441 Vine Street
         Suite 1300
         Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 746-2200

Signature, Place, and Date of Signing:

John M. Stein    Cincinnati, Ohio    November 21, 2012
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $4,510 (thousands)

List of Other Included Managers:        Elbrook Holdings, LLC


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
COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4   COLUMN 5   COLUMN 6   COLUMN 7       COLUMN 8
Name of Issuer     Title of Class  CUSIP    FMV (000's) SH or PRN Inv. Discr. Oth Mgrs   Sole   Shared None
--------------     -------------- --------- ----------- --------- ----------- --------- ------- ------ ----
OAKTREE CAP GROUP                                                             ELBROOK
  LLC                UNIT                                                     HOLDINGS,
                     99/99/9999   674001201   $4,510     110,000    DEFINED   LLC       110,000   0     0

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